Hedging Activities, Derivative Instruments, and Credit Risk, Derivative Instruments not Designated as Accounting Hedges (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative instruments not designated as accounting hedges [Abstract]
Net foreign currency gains (losses)	$ (1,700)	$ (500)	$ (6,300)	$ 2,600	$ 5,867	$ (1,054)	$ (1,884)
Gain on Cross Currency Interest Rate Swaps not Designated as Hedges [Member]
Derivative instruments not designated as accounting hedges [Abstract]
Net foreign currency gains (losses)					0	8,024	1,127
Gain (Loss) on Foreign Currency Forward Contracts [Member]
Derivative instruments not designated as accounting hedges [Abstract]
Net foreign currency gains (losses)	$ (1,800)	$ 1,800	$ (6,700)	$ 14,000	$ 19,223	$ (452)	$ (332)